Income taxes: - Deferred Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current income tax expense in respect of the current year	$ 21
Deferred income taxes:
Origination and reversal of temporary differences	(17,195)	$ (7,062)
Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods	(323)
Change in unrecognized deductible temporary differences including effect of change in tax rate of nil in 2021 (2020 - nil)	17,298	7,062
Total income taxes	$ (199)
Effect of change in tax rate		$ 0